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AMERICAS
US Legal Services

Michael A. Pignatella
Counsel
(860) 723-2239
Fax: (860) 723-2216
michael.pignatella@us.ing.com

September 5, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company of New York and its Separate Account NY-B
Pre-Effective Amendment No. 2 to the Initial Registration Statement on Form N-4
Prospectus Title: ING Rollover ChoiceSM -- NY Variable Annuity
File Nos.: 333-139695 and 811-07935

Ladies and Gentlemen:

We are submitting for filing under the Securities Act of 1933, Pre-Effective Amendment No. 2 to the
Registration Statement of Form N-4. The purpose of this filing is to (1) include financial statements and any other necessary exhibits; and (2) respond to comments received from Ms. Ellen Sazzman on the
Registration Statement on Form N-4. These responses have already been reviewed and discussed with
Ms. Sazzman and she has indicated that they may be incorporated through this Pre-Effective Amendment
No. 2.

We request that the Registration Statement become effective on September 6, 2007 or as soon as reasonably possible thereafter. A request for acceleration is included herein.

Should you have any questions, please call the undersigned at 860-723-2239 or Patricia A. Guerrera at
860-723-2805.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation